CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of Profit or Loss) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Line Items [Line Items]
Administrative expenses | ¥			¥ (7,140)	¥ (5,814)	¥ (6,207)
Finance costs | ¥	[1]		60	62	(5)
Fair value gains on financial asset at fair value through profit or loss | ¥			31,334
(Loss)/profit before income tax | ¥			24,163	(5,645)	(6,176)
Income tax expense | ¥			(18)	(16)	(26)
(Loss)/profit for the year | ¥			25,579	(5,645)	(6,176)
USD [Member]
Statement Line Items [Line Items]
Administrative expenses | $		$ (1,093)
Finance costs | $	[1]	9
Fair value gains on financial asset at fair value through profit or loss | $		4,798
(Loss)/profit before income tax | $		3,701
Income tax expense | $		(3)
(Loss)/profit for the year | $		3,918
Condensed [Member]
Statement Line Items [Line Items]
Administrative expenses | ¥			(5,243)	(3,814)	(3,794)
Finance costs | ¥			(38)
Interest income | ¥				1
Fair value gains on financial asset at fair value through profit or loss | ¥			31,334
(Loss)/profit before income tax | ¥			26,053	(3,813)	(3,794)
Income tax expense | ¥			(5,170)
(Loss)/profit for the year | ¥			¥ 20,883	¥ (3,813)	¥ (3,794)
Condensed [Member] | USD [Member]
Statement Line Items [Line Items]
Administrative expenses | $		(803)
Finance costs | $		(6)
Interest income | $
Fair value gains on financial asset at fair value through profit or loss | $		4,798
(Loss)/profit before income tax | $		3,989
Income tax expense | $		(792)
(Loss)/profit for the year | $		$ 3,197

[1]	Finance costs mainly represent bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY6.00, CNY2.00 and CNY7.00 (US$1.00); the foreign currency exchange differences amounted to negative CNY11.00, nil and positive CNY15.00; and interest on lease liabilities amounted to nil, CNY60.00 and CNY38.00 (US$6.00) for the years ended December 31, 2018, 2019 and 2020, respectively.